Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Deferred Income Tax Liabilities

Deferred income tax liabilities comprise:

	2023	2024	2025

Vacation reserve, accrued bonuses and share-based compensation	1,242	994	5,224
Carry forward tax losses	—	—	4,827
Property, equipment and intangible assets	(4,012)	(5,369)	(66,036)
Other	527	48	3,883
Net valuation allowance for tax assets and incentives	—	—	(18,665)

Net deferred tax liability	(2,243)	(4,327)	(70,767)

Summary between Net Income before Tax and Income Tax Expenses

Relationships between net income before tax and income tax expenses are explained as follows:

	2023	2024	2025

Net income before tax	1,022,004	1,282,289	1,331,918

Tax at the statutory tax rate of 20%	(204,400)	(256,458)	(266,384)
Effect of different tax rates operating in other jurisdictions	—	—	3,428
Non-taxable income	38,038	36,797	34,038
Non-deductible expense	(6,872)	(5,794)	(7,600)
Additional tax from changes in tax legislation	—	—	(13,996)
Utilized tax losses and incentives	—	—	1,231
Effect of unrecognised deferred taxes and inflation adjustments	—	—	(17,229)
Adjustment recognized in the period for current tax of prior periods	—	—	2,301

Income tax expense	(173,234)	(225,455)	(264,211)

Current income tax expense	(174,196)	(223,371)	(197,771)
Deferred income tax (expense)/benefit	962	(2,084)	(66,440)

Income tax expense	(173,234)	(225,455)	(264,211)

Summary of Net Deferred Tax Liability

	2023	2024	2025

Net deferred tax liability
Balance as at 31 December	(3,205)	(2,243)	(4,327)
Change in deferred income tax balances recognized in profit or loss	962	(2,084)	(606)
Acquisition of subsidiary	—	—	(65,834)

At the end of the period	(2,243)	(4,327)	(70,767)